Inventory - Schedule Of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Inventory Disclosure [Abstract]
Raw materials and consumables	$ 44,843	$ 24,431
Work in progress	4,561	1,132
Finished goods	3,457	10,069
Stock in transit	2,845	798
Total inventory	$ 55,706	$ 36,430